Retirement And Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					24 Months Ended	84 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2020
Defined Contribution Plans [Abstract]
Total expense for employer match and profit sharing contributions	$ 24.6		$ 23.7		$ 22.7
Deferred compensation plans, asset and liability	41.3		35.6
U.S. Plans [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	56.2		51.7
Service cost	0		0
Interest cost	2.8		2.8
Curtailments	0		0
Transfers	0		0
Actuarial loss	3.1		5.7
Plan participant contributions	0		0
Benefits paid	(4.6)		(4.0)
Currency exchange rate changes	0		0
Benefit obligation, end of year	57.5		56.2		51.7
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	36.4		35.0
Actual return on plan assets	(0.4)		2.7
Curtailments	0		0
Transfers	0		0
Plan participant contributions	0		0
Company contributions	3.3		2.7
Benefits paid	(4.6)		(4.0)
Currency exchange rate changes	0		0
Fair value of plan assets, end of year	34.7		36.4		35.0
Funded status at end of year [Abstract]
Funded status, end of year	(22.8)		(19.8)
Amounts recognized [Abstract]
Noncurrent assets	12.2		14.3
Current liabilities	(2.8)		(2.6)
Noncurrent liabilities	(32.2)		(31.5)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	12.8		9.3
Prior service cost	0.2		0.2
Total	13.0		9.5
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0		0
Interest cost	2.8		2.8
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.60%		5.10%
Rate of compensation increase (in hundredths)	3.00%		4.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.10%		5.70%		6.40%
Expected long-term return on plan assets	7.00%		7.30%		7.30%
Rate of compensation increase	4.00%		4.00%		4.00%
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	34.7		36.4		35.0
U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.2		18.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.2		18.4
U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5		18.0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5		18.0
U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Non-U.S. Plans [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	244.8		225.6
Service cost	9.9		8.6
Interest cost	12.7		11.7
Curtailments	(1.9)		0
Transfers	(0.5)		(0.4)
Actuarial loss	9.4		11.8
Plan participant contributions	2.4		2.1
Benefits paid	(6.6)		(4.1)
Currency exchange rate changes	(5.5)		(10.5)
Benefit obligation, end of year	264.7		244.8		225.6
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	226.1		200.6
Actual return on plan assets	17.4		20.0
Curtailments	(1.1)		0
Transfers	(1.1)		0
Plan participant contributions	2.4		2.1
Company contributions	18.3		16.6
Benefits paid	(6.6)		(4.1)
Currency exchange rate changes	(5.0)		(9.1)
Fair value of plan assets, end of year	250.4		226.1		200.6
Funded status at end of year [Abstract]
Funded status, end of year	(14.3)		(18.7)
Amounts recognized [Abstract]
Noncurrent assets	29.0		23.7
Current liabilities	(0.2)		(0.4)
Noncurrent liabilities	(43.1)		(42.0)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	7.0		2.4
Prior service cost	6.5		7.2
Total	13.5		9.6
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	9.9		8.6
Interest cost	12.7		11.7
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.70%		5.10%
Rate of compensation increase (in hundredths)	4.00%		4.30%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.10%		5.50%		5.70%
Expected long-term return on plan assets	5.30%		5.50%		5.70%
Rate of compensation increase	4.30%		4.50%		4.20%
Expected long-term rate of return, non-U.S., lowest (in hundredths)	3.50%
Expected long-term rate of return, non-U.S., highest (in hundredths)	6.10%
Number of foreign plans using guaranteed insurance contracts	4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	250.4		226.1		200.6
Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	147.3		143.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	147.3		143.1
Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	103.1		77.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	103.1		77.5
Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		5.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		5.5
Defined Benefit Pension Plans [Member]
Change in benefit obligation [Roll forward]
Service cost	9.9		8.6		11.1
Interest cost	15.5		14.5		14.1
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Total	26.5		19.1		13.2
Accumulated benefit obligation for plans that have plan assets	233.2		214.9
Plans with accumulated benefit obligations in excess of fair value of plan assets [Abstract]
Accumulated benefit obligation	6.3		5.8
Plan assets	6.2		5.7
Plans with projected benefit obligation in excess of fair value of plan assets [Abstract]
Projected benefit obligation	41.7		173.7
Plan assets	35.8		163.8
Accumulated benefit obligation for plans that do not have plan assets	61.3		57.1
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	9.9		8.6		11.1
Interest cost	15.5		14.5		14.1
Expected return on assets	(15.2)		(13.4)		(12.6)
Curtailment and settlement	(1.0)		0		(4.3)
Net gain / loss	(0.2)		(1.2)		(2.1)
Prior service cost	0.7		0.7		0.5
Net periodic benefit cost	9.7		9.2		6.7
Other changes in plan assets and benefit obligations recognized in other comprehensive income / loss [Abstract]
Net gain / loss	11.6		8.5		(9.0)
Amortization of net gain	0.2		1.2		3.0
Amortization of prior service cost	(0.7)		(0.7)		(0.8)
Total recognized in other comprehensive income / loss	11.1		9.0		(6.8)
Total recognized in net periodic benefit cost and other comprehensive income / loss	20.8		18.2		(0.1)
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	1.0
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.7
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Estimated employer contribution to pension plans during next fiscal year	20.0
Projected benefit payment estimates [Abstract]
2012	10.2
2013	10.6
2014	11.3
2015	11.9
2016	12.6
2017-2021	76.8
Total projected benefit payments	133.4
Retiree Health Care Plan [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	25.5		24.6			28.5
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.4		1.4
Actuarial loss	3.3		1.1
Plan participant contributions	0.1		0
Benefits paid	(1.9)		(1.9)
Retiree drug subsidy reimbursements	0.1		0.2
Benefit obligation, end of year	28.5		25.5		24.6
Change in plan assets [Roll forward]
Plan participant contributions	0.1		0
Benefits paid	(1.9)		(1.9)
Funded status at end of year [Abstract]
Funded status, end of year	(28.5)		(25.5)
Amounts recognized [Abstract]
Current liabilities	(1.6)		(1.6)
Noncurrent liabilities	(26.9)		(23.9)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	0.7		(1.5)
Total	0.7		(1.5)		(2.5)
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.4		1.4
Net gain / loss	0		(0.1)		(0.7)
Net periodic benefit cost	1.4		1.4		0.8
Other changes in plan assets and benefit obligations recognized in other comprehensive income / loss [Abstract]
Net gain / loss	3.3		1.1		1.8
Amortization of net gain	0		0.1		0.7
Total recognized in other comprehensive income / loss	3.3		1.2		2.5
Total recognized in net periodic benefit cost and other comprehensive income / loss	4.7		2.6		3.3
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.80%		5.10%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.30%		5.70%		6.40%
Fair value of pension plan assets by asset category [Abstract]
Health care cost trend rate assumed for next fiscal year (in hundredths)						7.50%
Ultimate health care cost trend rate (in hundredths)							5.00%
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total of service and interest cost components	0.2
Effect of 1% decrease on total of service and interest cost components	(0.2)
Effect of 1% increase on benefit obligation	3.7
Effect of 1% decrease on benefit obligation	(3.2)
Projected benefit payment estimates [Abstract]
2012	1.4
2013	1.5
2014	1.5
2015	1.5
2016	1.6
2017-2021	8.2
Total projected benefit payments	15.7
Cash and Cash Equivalents [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	2.5	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	2.5	[1]
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	2.5	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	2.5	[1]
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.5	[1]	4.2	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.5	[1]	4.2	[1]
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.5	[1]	4.2	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.5	[1]	4.2	[1]
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	15.4		15.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.4		15.9
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	15.4		15.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.4		15.9
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		2.7
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		2.7
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		2.2
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		2.2
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.5
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	57.9		61.0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	57.9		61.0
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	57.9		61.0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	57.9		61.0
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5	[2]	18.0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5	[2]	18.0	[2]
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5	[2]	18.0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5	[2]	18.0	[2]
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		13.1	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		13.1	[2]
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		13.1	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		13.1	[2]
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	59.4		49.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	59.4		49.9
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	59.4		49.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	59.4		49.9
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	38.4		8.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	38.4		8.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	38.4		8.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	38.4		8.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	87.9	[3]	75.7	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	87.9	[3]	75.7	[4]
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	75.7	[4]
Fair value of plan assets, end of year	87.9	[3]	75.7	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	87.9	[3]	75.7	[4]
Percentage of fixed income securities (in hundredths)	80.00%		80.00%
Percentage of equity (in hundredths)	10.00%		20.00%
Percentage of cash and cash equivalents (in hundredths)	10.00%
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.9
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.9
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	5.3		9.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	5.3		9.8
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	5.3		4.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	5.3		4.8
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		5.0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	$ 0		$ 5.0

[1]	This category includes a prime obligations money market portfolio.
[2]	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
[3]	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.
[4]	This category includes investments in approximately 80% fixed income securities and 20% equity.